Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Our executive compensation program has not included awards of stock options, stock appreciation rights or similar option-like instruments since fiscal year 2021. We have no policy, program, practice, or plan pertaining to the timing of stock option, stock appreciation right or similar option-like instrument grants to our NEOs coinciding with the release of material nonpublic information. We also have not timed the release of material non-public information for the purpose of affecting the value of any executive or director compensation, and we have no plan to do so.
Award Timing Method [Text Block]	We have no policy, program, practice, or plan pertaining to the timing of stock option, stock appreciation right or similar option-like instrument grants to our NEOs coinciding with the release of material nonpublic information. We also have not timed the release of material non-public information for the purpose of affecting the value of any executive or director compensation, and we have no plan to do so.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	Our executive compensation program has not included awards of stock options, stock appreciation rights or similar option-like instruments since fiscal year 2021.
MNPI Disclosure Timed for Compensation Value [Flag]	false